Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the balance sheet that sum to the total of the same such amounts shown in the statement of cash flows:

	December 31, 2017	December 31, 2016
Cash and cash equivalents	8,889	12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	600	1,500
Total	11,039	15,908